per share amounts (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,396	1,346
Effect of dilutive securities - Restricted share units	7	5
Diluted total weighted average number of Common Shares outstanding	1,403	1,351
Restricted share units
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0
Share option awards | TELUS share options [member]
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0
Share option awards | TELUS share options [member] | Maximum
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share		1